WOMEN'S EQUITY MUTUAL FUND
--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT







                                  [FEMMX LOGO]




--------------------------------------------------------------------------------

                                Six Months Ended
                               September 30, 2001

                           WOMEN'S EQUITY MUTUAL FUND

October 15, 2001

Dear Shareholder:

The tragedies at the World Trade Center and the Pentagon on September 11, 2001 have deeply affected all of us. It is impossible to make sense of the terrible events. Now a month later, people are back to work and the markets have slowly recovered the initial loss.

The United States economy was struggling to climb out from an unexpected sharp decline before September 11, and now we are faced with more uncertainties and economic contractions. To combat this trend, the government is using monetary and fiscal policies to get the economy moving and restore confidence in the capital markets. The Federal Reserve Bank has cut interest rates in order to lower the cost of funds and the federal government is also trying to implement fiscal policies through tax cuts and government spending to stimulate the economy. These policy changes should have both short-term and longer-term beneficial effects on the market.

As of September 30, 2001 the Women's Equity Mutual Fund's average total returns were as follows:

                             One        Three        Five    From inception
                             Year       Years        Years      10/1/93
----------------------------------------------------------------------------
Women's Equity              (11.58)%     6.01%       10.99%      10.29%



October 1, 2001 marks the eighth anniversary of the Women's Equity Mutual Fund. Over the last few years the Fund has benefited from an investment discipline that seeks to maintain exposure to a broad range of growth companies, while holding to a high standard of financial quality. Our return for the year ending September 30, 2001, though negative, compares favorably to the S&P 500 Index, which declined by 26.63%. The equity strategy, which we have employed over the years, emphasizes financially sound companies with proven business models and reasonable valuations. We believe this approach will continue to serve the Fund well in these turbulent times. Our intention is to identify companies where valuations clearly take into account the risks going forward, or alternatively, to seek investments where we believe earnings are extremely likely to remain on an upward path. We also continue to make key judgments with respect to market sectors.

We need to remind ourselves that investments are for the long term. The strength of the American people lies in hard work and innovation. Over the long term, we believe the United States will come out stronger and continue its leadership role in improving prosperity worldwide.

As always, we appreciate your investment in the Women's Equity Mutual Fund and welcome your comments and suggestions.

Sincerely yours,

/S/ LINDA C.Y. PEI
------------------
Linda C.Y. Pei
President

The S&P 500 Index is a broad market-weighted average of U.S. blue chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends.



                           WOMEN'S EQUITY MUTUAL FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.8%
COMPUTER SERVICES: 0.9%
    1,100       Affiliated Computer Services, Inc.*                  $    89,551
                                                                     -----------

CONSUMER PRODUCTS AND SERVICES: 3.9%
    6,000       Avon Products, Inc.                                      277,500
    4,000       Gillette Company (The)                                   119,200
                                                                     -----------
                                                                         396,700
                                                                     -----------

COSMETICS & TOILETRIES: 3.6%
    3,000       Kimberly Clark Corp.                                     186,000
    2,500       Procter & Gamble Co.                                     181,975
                                                                     -----------
                                                                         367,975
                                                                     -----------

DURABLE GOODS: 1.6%
    4,000       Harley-Davidson, Inc.                                    162,000
                                                                     -----------

ELECTRONIC INSTRUMENTS: 1.0%
    2,000       Waters Corp.*                                             71,540
    1,524       Agilent Technologies, Inc.*                               29,794
                                                                     -----------
                                                                         101,334
                                                                     -----------

FINANCIAL SERVICES: 19.2%
    2,900       American International Group, Inc.                       226,200
    6,000       Bank Of America Corp.                                    350,400
    1,500       Chubb Corp. (The)                                        107,115
    3,800       Federal National Mortgage Association                    304,228
   10,000       FleetBoston Financial Corp.                              362,500
    4,000       John Hancock Financial Services                          159,800
    7,000       MBNA Corp.                                               212,030
    3,000       Schwab (Charles) Corp.                                    34,500
    5,000       Wells Fargo & Co.                                        222,250
                                                                     -----------
                                                                       1,979,023
                                                                     -----------

FOOD - WHOLESALE: 2.2%
    9,000       Sysco Corp.                                              229,860
                                                                     -----------




SHARES                                                                   VALUE
--------------------------------------------------------------------------------

HEALTHCARE: 17.9%
    9,900       Biomet, Inc.                                         $   289,575
    2,900       Cardinal Health, Inc.                                    214,455
    9,000       Johnson & Johnson                                        498,600
    4,800       Medtronic, Inc.                                          208,800
    3,500       Merck & Co.                                              233,100
    5,000       Schering-Plough Corp.                                    185,500
    4,000       Stryker Corp.                                            211,600
                                                                     -----------
                                                                       1,841,630
                                                                     -----------

HOME FURNISHINGS: 3.1%
    8,000       Herman Miller, Inc.                                      155,760
    8,500       Leggett & Platt, Inc.                                    165,750
                                                                     -----------
                                                                         321,510
                                                                     -----------

HOUSEHOLD PRODUCTS: 1.4%
    3,000       Avery Dennison Corp.                                     141,930
                                                                     -----------

INDUSTRIALS: 1.6%
    3,800       Praxair, Inc.                                            159,600
                                                                     -----------

INVESTMENT COMPANIES: 1.1%
    4,000       T Rowe Price Group, Inc.                                 117,200
                                                                     -----------

METAL PROCESSORS & FABRICATION: 1.1%
    5,000       Precision Castparts Corp.                                111,000
                                                                     -----------

OIL & GAS PRODUCERS: 5.1%
    9,000       BP Amoco PLC ADR                                         442,531
    2,100       El Paso Corp.                                             87,255
                                                                     -----------
                                                                         529,786
                                                                     -----------

PHARMACEUTICALS: 1.6%
    4,000       Pfizer, Inc.                                             160,400
                                                                     -----------

PRODUCER PRODUCTS: 5.3%
    6,000       Illinois Tool Works, Inc.                                324,660
    6,000       Teleflex, Inc.                                           224,340
                                                                     -----------
                                                                         549,000
                                                                     -----------

PUBLISHING - NEWSPAPERS: 1.6%
    4,000       McClatchy Co.                                            168,000
                                                                     -----------

                                                                             3


                           WOMEN'S EQUITY MUTUAL FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited) (Continued)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

RETAIL: 7.6%
    5,000       BJ's Wholesale Club, Inc.*                           $   238,050
    5,000       Costco Wholesale Corp.*                                  177,800
    1,500       Home Depot, Inc.                                          57,555
    4,500       Linens `n Things, Inc.                                    83,610
    7,000       TJX Companies, Inc.                                      230,300
                                                                     -----------
                                                                         787,315
                                                                     -----------

TECHNOLOGY: 8.8%
    2,600       Applied Materials, Inc.*                                  73,944
    2,600       Automatic Data Processing, Inc.                          122,304
    3,400       Hewlett-Packard Co.                                       54,740
    5,900       Intel Corp.                                              120,301
    1,500       International Business Machines Corp.                    138,450
    3,600       Microsoft Corp.*                                         184,212
    7,600       Oracle Corp.*                                             95,608
    2,600       Sanmina Corp.*                                            35,308
    4,000       Sun Microsystems, Inc.*                                   33,080
    2,000       Texas Instruments, Inc.                                   49,960
                                                                     -----------
                                                                         907,907
                                                                     -----------

TELECOMMUNICATIONS: 5.8%
    2,345       Alltel Corp.                                             135,893
    4,200       BellSouth Corp.                                          174,510
    3,500       CenturyTel, Inc.                                         117,250
    3,500       SBC Communications, Inc.                                 164,920
                                                                     -----------
                                                                         592,573
                                                                     -----------

TELECOMMUNICATIONS - LONG DISTANCE: 1.7%
    6,500       AT&T Corp.                                               125,450
    3,400       WorldCom, Inc.*                                           51,136
      136       WorldCom, Inc. - MCI Group                                 2,071
                                                                     -----------
                                                                         178,657
                                                                     -----------

TRANSPORTATION: 1.9%
   13,500       Southwest Airlines Co.                                   200,340
                                                                     -----------

Wireless Communications: 0.8%
    5,500       Nokia OYJ                                                 86,075
                                                                     -----------

TOTAL COMMON STOCKS
           (cost $8,728,087)                                          10,179,366
                                                                     -----------




PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 2.3%
MONEY MARKET INVESTMENT: 2.3%
 $234,443       Firstar Treasury Fund
                        (cost $234,443)                             $   234,443
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
        (cost $8,962,530+): 101.1%                                   10,413,809
Liabilities in excess of Other Assets:  (1.1)%                         (109,779)
                                                                    -----------
                NET ASSETS: 100.0%                                  $10,304,030
                                                                    ===========


*    Non-income producing security.

+ At September 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
     Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                                $2,574,143
        Gross unrealized depreciation                                (1,122,864)
                                                                     ----------
        Net unrealized appreciation                                  $1,451,279
                                                                     ==========

See accompanying Notes to Financial Statements.



                           WOMEN'S EQUITY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited)

ASSETS
Investments in securities, at value (cost $8,962,530 ) .......     $ 10,413,809
        Receivables:
                Due from advisor .............................           15,185
                Fund shares sold .............................           17,196
                Dividends and interest .......................           10,554
        Prepaid expenses .....................................            8,199
                                                                   ------------
                        Total assets .........................       10,464,943
                                                                   ------------

LIABILITIES
        Payables:
                Securities purchased .........................          106,754
                Fund shares redeemed .........................           27,182
                Distribution fees ............................            7,991
                Administration fees ..........................            4,295
        Accrued expenses .....................................           14,691
                                                                   ------------
                        Total liabilities ....................          160,913
                                                                   ------------
NET ASSETS ...................................................     $ 10,304,030
                                                                   ============

Net asset value, offering and redemption price per share
        ($10,304,030/611,731 shares outstanding;
        unlimited number of shares authorized
        without par value) ...................................     $      16.84
                                                                   ============

COMPONENTS OF NET ASSETS
        Paid-in capital ......................................     $  8,535,630
        Accumulated net investment loss ......................          (11,710)
        Accumulated net realized gain on investments .........          328,831
        Net unrealized appreciation on investments ...........        1,451,279
                                                                   ------------
                        Net assets ...........................     $ 10,304,030
                                                                   ============


See accompanying Notes to Financial Statements.



                           WOMEN'S EQUITY MUTUAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2001 (Unaudited)

INVESTMENT INCOME
Income
        Dividends ..........................................................   $  64,051
        Interest ...........................................................       5,437
                                                                               ---------
                Total income ...............................................      69,488
                                                                               ---------

Expenses
        Advisory fees ......................................................      54,542
        Administration fees ................................................      14,876
        Distribution fees ..................................................      13,636
        Fund accounting fees ...............................................      10,757
        Transfer agent fees ................................................      10,397
        Registration fees ..................................................       9,306
        Audit fees .........................................................       8,810
        Reports to shareholders ............................................       5,916
        Custody fees .......................................................       5,416
        Legal fees .........................................................       3,112
        Trustee fees .......................................................       2,304
        Miscellaneous ......................................................       1,480
        Insurance expense ..................................................         902
                                                                               ---------
                Total expenses .............................................     141,454
                Less: fees waived and expenses absorbed ....................     (60,146)
                                                                               ---------
                Net expenses ...............................................      81,308
                                                                               ---------
                        Net investment loss ................................     (11,820)
                                                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain on investments ...................................      30,955
        Net unrealized depreciation on investments .........................    (369,616)
                                                                               ---------
                Net realized and unrealized loss on investments ............    (338,661)
                                                                               ---------
                        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(350,481)
                                                                               =========


See accompanying Notes to Financial Statements.



                           WOMEN'S EQUITY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                   SEPTEMBER 30,     MARCH 31,
                                                       2001#            2001
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss ............................   $    (11,820)   $    (42,859)
Net realized gain on investments ...............         30,955         948,148
Net unrealized depreciation on investments .....       (369,616)     (2,068,286)
                                                   ------------    ------------
        Net decrease in net assets resulting
         from operations .......................       (350,481)     (1,162,997)
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain .........................           --          (792,460)
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
   change in outstanding shares  (a) ...........         81,717         719,908
                                                   ------------    ------------

                Total decrease in net assets ...       (268,764)     (1,235,549)
NET ASSETS
Beginning of period ............................     10,572,794      11,808,343
                                                   ------------    ------------


End of period ..................................   $ 10,304,030    $ 10,572,794
                                                   ============    ============

        Accumulated net investment income (loss)   $     (11,710)  $        110
                                                   =============   ============


(a)     A summary of capital share transactions is as follows:

                                         SIX MONTHS ENDED              YEAR ENDED
                                       SEPTEMBER 30, 2001#            MARCH 31, 2001
                                      --------------------         -------------------
                                      Shares        Value          Shares        Value
                                      ------        -----          ------        -----

Shares sold .................        29,550    $   531,584         75,011    $ 1,461,325
Shares issued in reinvestment
of distributions ............          --             --           40,888        770,330
Shares redeemed .............       (25,259)      (449,867)       (77,160)    (1,511,747)
                                    -------    -----------        -------    -----------
Net increase ................         4,291    $    81,717         38,739    $   719,908
                                    =======    ===========        =======    ===========

# Unaudited.


See accompanying Notes to Financial Statements.



                           WOMEN'S EQUITY MUTUAL FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                      SIX MONTHS ENDED
                                        SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                            2001#         2001       2000       1999        1998      1997
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period ...........................   $   17.41   $   20.76  $   19.86  $   18.07  $   12.10  $   11.22

Income from investment operations:
        Net investment loss ............       (0.02)      (0.07)     (0.09)     (0.06)     (0.04)     (0.01)
        Net realized and unrealized
          gain (loss) on investments ...       (0.55)      (1.87)      1.94       2.65       6.16       0.90

        Total from investment
          operations ...................       (0.57)      (1.94)      1.85       2.59       6.12       0.89

Less distributions:
        From net investment income .....        --           --         --         --         --       (0.01)
        From net realized gain .........        --         (1.41)     (0.95)     (0.80)     (0.15)        --

        Total distributions ............        --         (1.41)     (0.95)     (0.80)     (0.15)     (0.01)

        Net asset value, end of period .   $   16.84   $   17.41  $   20.76  $   19.86  $   18.07  $   12.10

        Total return ...................       (3.27)%^    (9.87)%     9.60%     14.76%     50.77%      7.92%
Ratios/supplemental data:
        Net assets, end of
          period (millions) ............   $   10.3    $    10.6  $    11.8  $     9.8  $     7.0  $     4.4
Ratio of expenses to average net assets:
        Before fees waived and
          expenses absorbed ............        2.61%+      2.48%      2.47%      2.70%      3.12%      4.09%
        After fees waived and
          expenses absorbed ............        1.50%+      1.50%      1.50%      1.50%      1.50%      1.50%
Ratio of net investment income
  (loss) to average net assets:
        Before fees waived and
          expenses absorbed ............       (1.33)%+    (1.35)%    (1.42)%    (1.60)%    (1.88)%    (2.64)%
        After fees waived and
          expenses absorbed ............       (0.22)%+    (0.37)%    (0.45)%     0.40%     (0.26)%    (0.05)%
        Portfolio turnover rate ........        6.80%^     16.24%     19.32%     16.36%     27.21%     51.13%

# Unaudited.
^ Not annualized.
+ Annualized.

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                           WOMEN'S EQUITY MUTUAL FUND

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the period ended September 30, 2001, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended September 30, 2001, the Fund incurred $54,542 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the period ended September 30, 2001, the Advisor waived fees of $54,542 and reimbursed the Fund in the amount of $5,604. Boston Trust Investment Management, a wholly owned subsidiary of United States Trust Company of Boston, (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

        Under $15 million               $30,000
        $15 to $50 million              0.20% of average daily net assets
        $50 to $100 million             0.15% of average daily net assets
        $100 to $150 million            0.10% of average daily net assets
        Over $150 million               0.05% of average daily net assets

                           WOMEN'S EQUITY MUTUAL FUND

For the period ended September 30, 2001, the Fund incurred $14,876 in administration fees.

First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Firstar Bank, N.A., an affiliate of FMFS, serves as custodian to the Fund.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2001, pursuant to the plan, the Fund paid fees of $13,636 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended September 30, 2001 was $923,205 and $722,984, respectively.

--------------------------------------------------------------------------------

                                    Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                         625 Market Street, 16th Floor
                            San Francisco, CA 94105
                                 (415) 547-9135
                                 (888) 552-9363

                                  Distributor
                            QUASAR DISTRIBUTORS LLC*
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                               425 Walnut Street
                              Cincinnati, OH 45201

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                P.O. Box 542007
                              Omaha, NE 68154-1952
                                 (866) 811-0221

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104

--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, Fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.

* Formerly distributed by First Fund Distributors, Inc.